LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2023
LOANS, FINANCING AND DEBENTURES.
LOANS, FINANCING AND DEBENTURES

NOTE 10 - LOANS, FINANCING AND DEBENTURES

	Annual rates on 12/31/2023
	Minimum	Maximum	12/31/2023	12/31/2022
Loans and Financing
Amazonas Energia S.A.	5.00%	16.10%	4,593,471	4,596,971
AES Eletropaulo	—	—	—	354,779
Equatorial Alagoas Distribuidora de Energia S.A.	—	—	—	389,979
Boa Vista S.A.	5.89%	15.84%	154,276	148,219
Itaipu Binacional	—	—	—	84,133
Others	5.00%	10.00%	188,094	183,653
(-) ECL			(4,757,692)	(4,736,089)
Total			178,149	1,021,645

Bonds
Transnorte Energia	13.79%	13.79%	450,000	—
			450,000	—

Principal			286,410	671,236
Charges			81,330	21,603
Current			367,740	692,839

Non-current			260,409	328,806

			628,149	1,021,645

The financings and loans were granted by the Company and are substantially updated on the basis of the IGP-M and IPCA indices.

The profile of the financings and loans receivable are shown in note 38.3.

10.1 – Changes of loans receivable

	2023	2022
Opening balance as of January 1	1,021,645	5,843,527
Effect on cash flow:
Purchase Debentures	450,000	—
Receiving of principal	(982,425)	(2,100,842)
Interest received	(86,013)	(93,965)
Non-cash effect:
ECL	(21,618)	(3,347,749)
Recognition/derecognition of RGR	13,710	(573,008)
Loss from write-off of Itaipu receivables	—	(46,751)
Interest and charges incurred	205,527	742,314
Exchange rate changes	(1,428)	(49,577)
Monetary variations incurred	28,751	60,629
Effects of Deconsolidation - Eletronuclear	—	587,067
Final balance on December 31	628,149	1,021,645

10.2 – Estimated losses on doubtful accounts (ECL) of loans receivable

On 31 December 2023, the estimated loss expected recorded was R$4,757,692 (R$4,736,089 on 31 December 2022). Of this amount, R$4,593,471 refers to Amazonas Energia, (R$4,596,971 on December 31, 2022) whose credits were fully recorded on December 31, 2022. For the financial year ended December 31, 2023, the receivables from Amazonas Energia remained fully provisioned.

The company has been monitoring the economic, financial and operational situation of the Amazonas Energia, taking into account the information reported to the regulatory agency, in a plan that demonstrates recovery of the financial condition as from 2025.

Accounting Policy

The Company recognizes initially the financings and loans receivable at fair value, that, in those cases, represent the transaction values, and are later updated for interest, inflation and exchange rate variations less the values received and the Estimated Credit Loss - ECL.

Estimates and critical judgments

For expected losses - ECL, the Company evaluates the debtors individually in relation to the risk of default, taking into account the financial situation of each debtor company and the history of default.